RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of compensation paid or payable to key management personnel [Table Text Block]
(Cdn$ thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Salaries, bonuses, benefits and director fees	5,584	4,852	4,101
Share based compensation	7,334	9,071	5,259
Total key management compensation	12,918	13,923	9,360